UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1.	REPORT TO STOCKHOLDERS.

Semi-Annual Report 2016
For the period from October 1, 2015 through March 31, 2016
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between The Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Investments in ETFs, Foreign Securities Risk, Inverse Correlation Risk, Short Sales Risk, Derivative Risk, Leverage Risk, Market Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Management Style Risk, Manager Risk, Non-diversified Fund Risk, Sector Focus Risk, Portfolio Turnover Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting navfx.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2016.

For More Information on Your Sector Rotation Fund:

See Our Web site @ navfx.com
or
Call Our Shareholder Services Group at 800-773-3863.

A Lackluster Start to 2016

First-quarter U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the economy, expanded at its slowest pace in two years, coming in at an annual rate of 0.5% (vs. 1.4%, 2%, and 3.9% in the prior three quarters), according to the Commerce Department. The increase was less than the 0.7% median projection in a Bloomberg survey.

The biggest factor weighing on the economy in the first quarter came from companies, which just weren't investing. Nonresidential fixed investment, which is spending on things like equipment, dropped at an annual pace of 5.9%. That was the biggest decline since the second quarter of 2009, during the financial crisis.

Part of the problem was the ongoing slump in oil prices. U.S. oil prices tumbled from a peak of $105 a barrel in June 2014 to below $27 a barrel in January—and although they've recently recovered lost ground to trade at around $40 a barrel, many industry forecasters expect them to hover in the $30 to $40 range for a while due to continued growth in world supply. And that affects corporate spending. Declining oil prices led to an 86% annual decline in capital spending on wells and shafts—the highest in records back to 1958.

But companies have also been struggling due to weak demand, from both consumers at home in the United States and overseas. For example, because customers abroad haven't been buying American goods, exports dropped in the first quarter, with trade subtracting 0.34% from GDP. That's the most in a year.

There is some good news when it comes to business investment: With customers cutting back, companies have been trimming their inventories so they're more in line with sales. In fact, the value of inventories rose by just $60.9 billion in the first quarter, the smallest amount in two years, according to the GDP report. That may keep nonresidential fixed investment from declining even more (but two more updates will be issued over the next two months, so the data could change.) But there's also reason to doubt that business investment will show much improvement in 2016, thanks in part to a tumultuous U.S. presidential election marked by heavy anti-corporate rhetoric. That's made many executives cautious.

Moving on, another part of the slowdown in GDP was due to a reduction in consumer spending, which accounts for almost 70% of GDP. It rose at an annual rate of 1.9% in the first quarter vs. 2.4% in the final three months of last year. And much of the increase went toward necessities such as utilities and health care; spending on big-ticket items such as new cars, TVs and appliances (known as durable goods) actually fell by 1.6%. Instead of splurging, consumers increased their rate of saving, from 5% at the end of 2015 to 5.2%.

The 1.9% overall increase in spending was better than the 1.7% median Bloomberg projection, but still likely disappointed many economy watchers. Given the consumer-friendly fundamentals we're currently seeing—such as low gasoline prices, a healthier labor market, cheap borrowing costs, and relatively warm winter weather—once could argue that it should have been higher. Indeed, the Commerce Department's GDP report showed that disposable income adjusted for inflation rose 2.9% in the first quarter, an improvement from the 2.3% gain in the fourth quarter 2015—so why weren't consumers spending?

It could have been the labor market. Hiring slowed in April, with U.S. employers adding just 160,000 jobs—well below the average of the last 12 months—according to according to the Bureau of Labor Statistics. And although most economists consider employment to have been improving in recent months, the unemployment rate and the number of unemployed persons have actually held fairly steady since August. (They were 5.0% and 7.9 million, respectively, in April.) To put that data in perspective, however, in the last 67 consecutive months of employment expansion, April was only the 21st worst for job growth—so from an economic perspective, neither really good nor really bad. Of course, that assumes you believe the data, which as I've explained before, may understate the actual situation many Americans are experiencing. Regardless, many economists view the labor market as a better indicator of where the economy is headed than GDP, which is backward-looking, so this report is worth watching.

One economic bright spot in the first quarter was housing. An increase in people working has triggered an increase in home sales, which has driven homebuilders to accelerate work. As a result, investment in new housing jumped 14.8% in the first quarter, the strongest pace in almost four years. And once those homes are sold, homeowners will need to furnish them, and that could help consumer spending.

Finally, inflation as measured by the Federal Reserve's (Fed's) preferred personal consumption expenditures (PCE) index, rose at an annual rate of just 0.3% in the first quarter—although the core rate, which excludes volatile food and energy costs, rose 2.1%. That number was up from 1.3% in the prior quarter, an increase that could move the Fed closer to its next interest-rate hike.

In this environment, the financial markets have been volatile. Continued concerns about the trajectory of the global economy (as well as the outlook for China) weighed on sentiment at the beginning of 2016, leading to a risk-off environment during the first few weeks of the year. Risk assets such as emerging-market equities, commodities, and non-U.S. currencies (the worst performers in 2015) suffered further losses in the first several weeks of 2016, while government bonds and gold performed well. The situation reversed sharply in the middle of the quarter, however, as the U.S. economy appeared to hold steady and the Fed softening its rate-hiking stance. Many risk assets rebounded to finish the quarter gains. But I'd bet on more volatility in the months ahead.

I appreciate the trust you have placed in me and I will continue to work very hard every day to maintain that trust.

Mark Anthony Grimaldi
Fund Manager/Author

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 97.53%

Biotechnology - 2.17%
	iShares Nasdaq Biotechnology ETF	2,000	$521,620
			521,620
Commodities - 4.88%
*	iShares Silver Trust	40,000	587,200
*	SPDR Gold Shares	5,000	588,200
			1,175,400
Consumer Discretionary - 12.89%
	Vanguard Consumer Discretionary ETF	25,000	3,101,500
			3,101,500
Consumer Staples - 17.43%
	Powershares Dynamic Food & Beverage Portfolio	50,000	1,623,500
	Vanguard Consumer Staples ETF	19,000	2,571,080
			4,194,580
Fixed Income - 3.52%
	PowerShares 1-30 Laddered Treasury Portfolio	25,000	847,300
			847,300
Health Care - 2.82%
	Health Care Select Sector SPDR Fund	10,000	677,800
			677,800
Industrials - 9.54%
	PowerShares Aerospace & Defense Portfolio	65,000	2,295,800
			2,295,800
Large-Cap - 33.92%
	ProShares Ultra S&P 500	10,000	638,200
	ProShares Ultra Pro S&P 500	15,000	949,500
	SPDR S&P500 ETF Trust	32,000	6,576,640
			8,164,340
Natural Resources - 3.66%
*	ProShares Ultra Bloomberg Crude Oil	50,000	445,500
*	United States Oil Fund LP	45,000	436,500
			882,000
Utilities - 6.70%
	Vanguard Utilities ETF	15,000	1,612,950
			1,612,950

	Total Exchange-Traded Funds (Cost $20,996,141)		23,473,290

SHORT-TERM INVESTMENT - 2.59%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.19%	623,583	623,583

	Total Short-Term Investment (Cost $623,583)		623,583

			(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2016
				Value (Note 1)

Total Value of Investments (Cost $21,619,724) - 100.12%				$24,096,873

Liabilities in Excess of Other Assets - (0.12)%				(27,838)

NET ASSETS - 100.00%				$24,069,035

*	Non-income producing investment
§	Represents 7 day effective yield

	Summary of Investments
		% of Net
		Assets	Value
	Exchange-Traded Funds:
	Biotechnology	2.17%	$521,620
	Commodities	4.88%	1,175,400
	Consumer Discretionary	12.89%	3,101,500
	Consumer Staples	17.43%	4,194,580
	Fixed Income	3.52%	847,300
	Health Care	2.82%	677,800
	Industrials	9.54%	2,295,800
	Large-Cap	33.92%	8,164,340
	Natural Resources	3.66%	882,000
	Utilities	6.70%	1,612,950
	Short-Term Investment	2.59%	623,583
	Liabilities in Excess of Other Assets	-0.12%	(27,838)
	Total	100.00%	$24,069,035

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2016

Assets:
Investments, at value (cost $21,619,724)	$24,096,873
Receivables:
Fund shares sold	2,919
Dividends and interest	35,218

Total assets	24,135,010

Liabilities:
Payables:
Fund shares repurchased	29,985
Accrued expenses:
Advisory fees	20,359
Administration fees	15,631

Total liabilities	65,975

Net Assets	$24,069,035

Net Assets Consist of:
Paid in interest	$21,925,916
Undistributed net investment income	33,171
Accumulated net realized loss on investments	(367,201)
Net unrealized appreciation on investments	2,477,149

Total Net Assets	$24,069,035
Shares Outstanding, no par value (unlimited authorized shares)	2,206,437
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.91

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2016

Investment Income:
Dividends	$358,798

Total Investment Income	358,798

Expenses:
Advisory fees (note 2)	121,698
Administration fees (note 2)	92,547

Total Expenses	214,245

Net Investment Income	144,553

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(302,296)
Net realized gain from underlying funds	30,213

Net change in unrealized appreciation on investments	626,313

Net Realized and Unrealized Gain on Investments	354,230

Net Increase in Net Assets Resulting from Operations	$498,783

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the period or year ended	2016 (a)	2015

Operations:
Net investment income (loss)	$144,553	$(19,515)
Net realized gain (loss) from investment transactions	(302,296)	847,105
Net realized gain from underlying funds	30,213	11,310
Net change in unrealized appreciation (depreciation) on investments	626,313	(472,113)

Net Increase in Net Assets Resulting from Operations	498,783	366,787

Distributions to Shareholders:
Net investment income	-	(172,907)
Net realized gain from investment transactions	(797,111)	(3,674,828)

Decrease in Net Assets Resulting from Distributions	(797,111)	(3,847,735)

Beneficial Interest Transactions:
Shares sold	4,696,748	6,897,802
Reinvested dividends and distributions	792,756	3,726,689
Shares repurchased	(3,331,086)	(7,179,021)

Increase from Beneficial Interest Transactions	2,158,418	3,445,470

Net Increase (Decrease) in Net Assets	1,860,090	(35,478)

Net Assets:
Beginning of period	22,208,945	22,244,423
End of period	$24,069,035	$22,208,945

Accumulated Net Investment Income (Loss)	$33,171	$(43,234)

Share Information:
Shares Sold	441,983	563,620
Reinvested Distributions	69,297	332,928
Shares repurchased	(301,123)	(602,951)
Net Increase in Shares of Beneficial Interest	210,157	293,597

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal year or period ended	2016 (f)		2015	2014	2013	2012

Net Asset Value, Beginning of Period	$11.13		$13.06	$11.61	$11.38	$10.38

Income from Investment Operations
Net investment income (loss)	0.08		(0.02)	0.09	0.10	0.01
Net realized and unrealized gain on investments	0.06		0.25	1.58	0.83	1.55

Total from Investment Operations	0.14		0.23	1.67	0.93	1.56

Less Distributions to Shareholders:
Net investment income	-		(0.08)	(0.04)	(0.07)	(0.32)
Net realized gain from investment transactions	(0.36)		(2.08)	(0.18)	(0.63)	(0.24)

Total Distributions	(0.36)		(2.16)	(0.22)	(0.70)	(0.56)

Net Asset Value, End of Period	$10.91		$11.13	$13.06	$11.61	$11.38

Total Return (c)	1.16%	(b)	1.85%	14.50%	8.67%	15.48%

Net Assets, End of Period (in thousands)	$24,069		$22,209	$22,244	$20,918	$23,386

Ratios of:
Gross Expenses to Average Net Assets (d)	1.76%	(a)	1.78%	1.81%	1.65%	2.00%
Net Expenses to Average Net Assets (d)	1.76%	(a)	1.78%	1.81%	1.65%	2.00%
Net Investment Income (Loss) to Average Net Assets (e)	1.19%	(a)	(0.08)%	0.67%	0.91%	0.34%

Portfolio turnover rate	176.64%	(b)	237.04%	218.41%	146.64%	175.18%

(a) Annualized
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Sector Rotation Fund ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust ("WFT").  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to achieve capital appreciation. The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities. Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs"). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2016 for the Fund's assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$23,473,290	$23,473,290	$-	$-
Short-Term Investment	623,583	623,583	-	-
Total Assets	$24,096,873	$24,096,873	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2016.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Administrator bears all operating expenses of the Fund not specifically assumed by the Fund.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund by Grimaldi Portfolio Solutions, Inc. (the "Advisor"), the Advisor receives a monthly fee based on the Fund's average daily net assets. The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  In accordance with these terms, the Fund incurred $121,698 in advisory fees for the period ended March 31, 2016.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

Administrator
The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund's average daily net assets.  The annual rate is 1.35% if the average daily net assets are under $12 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $2 billion or more.  The rate in effect at March 31, 2016 was 0.757% of the average daily net assets of the Fund.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate. The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest on securities sold short; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums.  The Fund incurred $92,547 in administration fees for the fiscal period ended March 31, 2016.

Operating Plan: The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund's net assets are below $12 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties. The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund's administrator under the Operating Plan. If the Operating Plan is terminated when the Fund is at lower net asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund's expenses would likely increase.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

Certain officers of the Trust may also be officers of the Administrator.

3.	Purchases and Sales of Investment Securities

For the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$41,225,105	$40,138,789

There were no long-term purchases or sales of U.S Government Obligations during the period ended March 31, 2016.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on federal income tax returns for the open tax years of 2013, 2014, 2015, and as of and during the period ended March 31, 2016, and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2016	September 30, 2015
Ordinary Income	$ 583,174	$ 1,423,051
Long-term capital gain	213,937	2,424,684

At March 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$21,619,724

Unrealized Appreciation	$2,560,946
Unrealized Depreciation	(83,797)
Net Unrealized Appreciation	$2,477,149

5.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

6.	Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sector Rotation Fund

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's six month period ended March 31, 2016.

During the period, $213,937 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Sector Rotation Fund

Additional Information (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Sector Rotation Fund	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,011.60	$8.84
	$1,000.00	$1,016.26	$8.86
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.757%,    multiplied by 183/366 (to reflect the one-half year period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Box 69	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27802-0069	Wappingers Falls, NY 12590

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	navfx.com

Item 2.	CODE OF ETHICS.
Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: May 20, 2016	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: May 20, 2016	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: May 20, 2016	Ashley E. Harris Treasurer and Principal Financial Officer The Sector Rotation Fund